Loss per share (Tables)	9 Months Ended
Sep. 30, 2026
Earnings per share [abstract]
Schedule of Numerator and Denominator in the Computation of Basic and Diluted Loss Per Share
The following table sets forth the reconciliation of the numerator and denominator used in the computation of basic and diluted loss per ordinary share for the three and nine months ended September 30, 2026, and September 30, 2025.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2026	2025	2026	2025
	$	$	$	$
Numerator:
Net loss used for basic loss per share	(6,669,922)	(13,188,219)	(13,531,995)	(10,482,641)
Less: Dilutive impact related to convertible debentures	-	-	-	3,676,924
Net loss used for diluted loss per share	(6,669,922)	(13,188,219)	(13,531,995)	(14,159,565)

Denominator:
Basic weighted-average outstanding ordinary shares	90,047,893	79,296,545	87,561,928	79,206,284
Convertible debentures[1,2]	-	-	-	6,388,321
Diluted weighted-average outstanding ordinary shares	90,047,893	79,296,545	87,561,928	85,594,605

Loss per share
Basic	(0.07)	(0.17)	(0.15)	(0.13)
Diluted	(0.07)	(0.17)	(0.15)	(0.17)
[1]The effect of conversion of debentures into ordinary shares is anti-dilutive for the nine months ended September 30, 2026, the three months ended September 30, 2026, and the three months ended September 30, 2025, and is therefore not considered in the calculation of diluted loss per share for those periods.

Schedule of Potentially Dilute Basic Earnings Per Share Not Included in Calculation of Diluted Earnings Per Share
The following table presents instruments that can potentially dilute basic loss per share in the future but were excluded in the calculation of diluted loss per share:

	September 30, 2026	September 30, 2025
Convertible debentures[2]	6,250,000	-
Stock options[3]	2,677,133	1,583,085
Restricted stock units[3]	666,667	1,666,667
Earnout units[3]	26,797,052	26,797,052
Warrant units[3]	21,802,814	16,891,050
Total	58,193,666	46,937,854
[2] The number of shares that may be issued against convertible debentures is determined by dividing the total of the principal outstanding and payment-in-kind accrued interest (if applicable) by the exercise price of $8.00 per share.
[3] Restricted stock units, stock options, earnout units and warrants have been excluded from the calculation of diluted loss per share as they are considered to be anti-dilutive.